Deposits and other borrowings - Total deposits and other borrowings (Details) - AUD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Deposits and other borrowings
Total deposits and other borrowings	$ 559,285	$ 533,591
Contractual outstanding amount payable at maturity	41,330	46,713
Parent Entity
Deposits and other borrowings
Total deposits and other borrowings	500,468	477,693
Contractual outstanding amount payable at maturity	40,214	46,168
At fair value
Deposits and other borrowings
Total deposits and other borrowings	41,178	46,569
At fair value | Parent Entity
Deposits and other borrowings
Total deposits and other borrowings	40,062	46,023
At amortised cost
Deposits and other borrowings
Total deposits and other borrowings	518,107	487,022
At amortised cost | Parent Entity
Deposits and other borrowings
Total deposits and other borrowings	460,406	431,670
Australia
Deposits and other borrowings
Total deposits and other borrowings	475,413	458,356
Australia | Parent Entity
Deposits and other borrowings
Total deposits and other borrowings	475,413	457,774
Australia | Certificates of deposit
Deposits and other borrowings
Total deposits and other borrowings	28,746	37,515
Australia | Certificates of deposit | Parent Entity
Deposits and other borrowings
Total deposits and other borrowings	28,746	37,515
Australia | Non-interest bearing, repayable at call
Deposits and other borrowings
Total deposits and other borrowings	41,783	40,324
Australia | Non-interest bearing, repayable at call | Parent Entity
Deposits and other borrowings
Total deposits and other borrowings	41,783	40,324
Australia | Other interest bearing at call
Deposits and other borrowings
Total deposits and other borrowings	233,052	224,268
Australia | Other interest bearing at call | Parent Entity
Deposits and other borrowings
Total deposits and other borrowings	233,052	223,686
Australia | Other interest bearing term
Deposits and other borrowings
Total deposits and other borrowings	171,832	156,249
Australia | Other interest bearing term | Parent Entity
Deposits and other borrowings
Total deposits and other borrowings	171,832	156,249
New Zealand
Deposits and other borrowings
Total deposits and other borrowings	57,787	54,292
New Zealand | Parent Entity
Deposits and other borrowings
Total deposits and other borrowings	3
New Zealand | Certificates of deposit
Deposits and other borrowings
Total deposits and other borrowings	1,116	546
New Zealand | Non-interest bearing, repayable at call
Deposits and other borrowings
Total deposits and other borrowings	5,406	4,853
New Zealand | Other interest bearing at call
Deposits and other borrowings
Total deposits and other borrowings	21,368	21,273
New Zealand | Other interest bearing term
Deposits and other borrowings
Total deposits and other borrowings	29,897	27,620
New Zealand | Other interest bearing term | Parent Entity
Deposits and other borrowings
Total deposits and other borrowings	3
Other Overseas
Deposits and other borrowings
Total deposits and other borrowings	26,085	20,943
Other Overseas | Parent Entity
Deposits and other borrowings
Total deposits and other borrowings	25,052	19,919
Other Overseas | Certificates of deposit
Deposits and other borrowings
Total deposits and other borrowings	11,672	8,860
Other Overseas | Certificates of deposit | Parent Entity
Deposits and other borrowings
Total deposits and other borrowings	11,672	8,860
Other Overseas | Non-interest bearing, repayable at call
Deposits and other borrowings
Total deposits and other borrowings	830	810
Other Overseas | Non-interest bearing, repayable at call | Parent Entity
Deposits and other borrowings
Total deposits and other borrowings	352	322
Other Overseas | Other interest bearing at call
Deposits and other borrowings
Total deposits and other borrowings	1,638	1,505
Other Overseas | Other interest bearing at call | Parent Entity
Deposits and other borrowings
Total deposits and other borrowings	1,249	1,150
Other Overseas | Other interest bearing term
Deposits and other borrowings
Total deposits and other borrowings	11,945	9,768
Other Overseas | Other interest bearing term | Parent Entity
Deposits and other borrowings
Total deposits and other borrowings	$ 11,779	$ 9,587